Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Appreciation Fund, Inc.
Entity Central Index Key	0000318478
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000130309 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Appreciation Fund, Inc.
Class Name	Class Y
Trading Symbol	DGYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class Y shares returned 10.49%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced, driven by strong earnings growth reflecting a resilient consumer and artificial intelligence investment, alongside accommodative central bank policies and tariff deals.
  The Fund’s relative performance benefited from stock selection in communication services and energy. An underweight allocation to consumer staples further supported relative returns.
  Stock selection in information technology, health care and financials detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class Y	10.49%	9.72%	13.16%
S&P 500® Index	17.87%	14.42%	14.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,974,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,818,819
Investment Company Portfolio Turnover	13.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,974	43	$6,818,819	13.42%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000173298 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Appreciation Fund, Inc.
Class Name	Class I
Trading Symbol	DGIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class I shares returned 10.43%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced, driven by strong earnings growth reflecting a resilient consumer and artificial intelligence investment, alongside accommodative central bank policies and tariff deals.
  The Fund’s relative performance benefited from stock selection in communication services and energy. An underweight allocation to consumer staples further supported relative returns.
  Stock selection in information technology, health care and financials detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class I	10.43%	9.66%	13.06%
S&P 500® Index	17.87%	14.42%	14.81%

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter.
Net Assets	$ 1,974,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,818,819
Investment Company Portfolio Turnover	13.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,974	43	$6,818,819	13.42%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000000012 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Appreciation Fund, Inc.
Class Name	Investor Shares
Trading Symbol	DGAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Investor Shares returned 10.17%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced, driven by strong earnings growth reflecting a resilient consumer and artificial intelligence investment, alongside accommodative central bank policies and tariff deals.
  The Fund’s relative performance benefited from stock selection in communication services and energy. An underweight allocation to consumer staples further supported relative returns.
  Stock selection in information technology, health care and financials detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Investor Shares	10.17%	9.40%	12.81%
S&P 500® Index	17.87%	14.42%	14.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,974,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 6,818,819
Investment Company Portfolio Turnover	13.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,974	43	$6,818,819	13.42%

Holdings [Text Block]
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.